Share-based payments - Share purchase plan (Details) - Share purchase plan $ in Thousands		1 Months Ended				12 Months Ended
	Nov. 11, 2014 MXN ($)	Nov. 30, 2017 MXN ($)	Oct. 31, 2016 MXN ($)	Apr. 30, 2016 MXN ($)	Nov. 30, 2014 MXN ($)	Dec. 31, 2017 EquityInstruments shares	Dec. 31, 2016 EquityInstruments shares
Share purchase plan
Special bonus granted | $					$ 10,831
Special bonus net of withheld taxes | $	$ 7,059
Cost of extensions to LTIP approved | $		$ 15,765	$ 11,599	$ 14,532
Cost of extensions net of withheld taxes | $		$ 10,108	$ 7,559	$ 9,466
Outstanding at beginning of the year | EquityInstruments						618,048	617,001
Purchased during the year | shares						547,310	513,002
Exercised/vested during the year | EquityInstruments						(345,270)	(425,536)
Forfeited during the year | EquityInstruments							(86,419)
Outstanding at end of the year | EquityInstruments						820,088	618,048